Significant Accounting Policies (Details) - Schedule of adjusted the previously reported consolidated statement of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Changes in restricted cash
Net cash used in operating activities		2,592,047
Increase (decrease) in cash and cash equivalents	$ (109,325)	(306,063)	$ 339,463
Cash and cash equivalent at the beginning of the year	159,622	465,685
Cash and cash equivalents at the end of the year		159,622	465,685
Net cash acquired in acquisition of Digiflex			15,380
As previously reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Changes in restricted cash		706
Net cash used in operating activities		2,591,341
Increase (decrease) in cash and cash equivalents		(305,357)	324,083
Cash and cash equivalent at the beginning of the year	144,948	450,305
Cash and cash equivalents at the end of the year		144,948	450,305
Net cash acquired in acquisition of Digiflex
Adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Changes in restricted cash		(706)
Net cash used in operating activities		706
Increase (decrease) in cash and cash equivalents		(706)	15,380
Cash and cash equivalent at the beginning of the year	$ 14,674	15,380
Cash and cash equivalents at the end of the year		$ 14,674	15,380
Net cash acquired in acquisition of Digiflex			$ 15,380